Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Supplemental Cash Flow Information
Cash paid for income taxes	$ 2,032	$ 2,572	$ 1,960
Cash received from income taxes	0	0	0
Cash paid for interest	$ 3	$ 5	$ 130